Income taxes (Detail Textual) - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016
Income tax [Line Items]
Unused tax losses for which no deferred tax asset recognised	CAD 1,434,399
Capital loss [Member]
Income tax [Line Items]
Unused tax losses for which no deferred tax asset recognised	CAD 157,869	CAD (158,000)